Interest-bearing loans and borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Total liability-related other changes	$ 40,662	$ 57,726
Equity
Repayment of commercial paper (Note 16)	(303,426)	(359,295)
Total equity-related other changes (Note 14)	(326,992)	470,460
Total
Liabilities and equity beginning balance	3,585,199	4,056,714
Proceeds from loans and borrowings (Note 16)	1,137,825	630,000
Proceeds from issue of other borrowings (Note 16)	371,755	263,827
Purchase treasury shares (Note 14)		(118,488)
Repayment of sale and leaseback agreement (Note 16)	(22,667)	(22,853)
Transaction costs related to loans and borrowings (Note 16)	(4,422)	(8,083)
Repayment of borrowings (Note 16)	(726,032)	(994,989)
Repayment of lease liabilities (Note 16)	(54,928)	(37,779)
Dividend paid	(24,212)	(352,041)
Total changes from financing cash flows	373,893	(999,701)
Amortization of transaction costs (Note 16)	6,704	6,268
Amortization of above par issuance (Note 16)	(174)	(175)
Amortization of below par issuance (Note 16)	28	96
New leases (Note 16)	24,729	25,703
Interest expense (Note 6)	12,402	14,414
Translation differences (Note 16)	(3,027)	11,420
Total equity-related other changes (Note 14)	(326,992)	470,460
Liabilities and equity ending balance	3,672,762	3,585,199
Share capital / premium
Equity
Equity beginning balance	1,941,697	1,941,697
Proceeds from loans and borrowings (Note 16)	0	0
Proceeds from issue of other borrowings (Note 16)	0	0
Purchase treasury shares (Note 14)		0
Repayment of sale and leaseback liability (Note 16)	0	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of commercial paper (Note 16)	0	0
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	0	0
Total equity-related other changes (Note 14)	0	0
Equity ending balance	1,941,697	1,941,697
Total
Total equity-related other changes (Note 14)	0	0
Reserves
Equity
Equity beginning balance	(6,521)	(4,284)
Proceeds from loans and borrowings (Note 16)	0	0
Proceeds from issue of other borrowings (Note 16)	0	0
Purchase treasury shares (Note 14)		0
Repayment of sale and leaseback liability (Note 16)	0	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of commercial paper (Note 16)	0	0
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	0	0
Total equity-related other changes (Note 14)	9,370	(2,237)
Equity ending balance	2,849	(6,521)
Total
Total equity-related other changes (Note 14)	9,370	(2,237)
Treasury shares
Equity
Equity beginning balance	(164,104)	(45,616)
Proceeds from loans and borrowings (Note 16)	0	0
Proceeds from issue of other borrowings (Note 16)	0	0
Purchase treasury shares (Note 14)		(118,488)
Repayment of sale and leaseback liability (Note 16)	0	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of commercial paper (Note 16)	0	0
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	0	(118,488)
Total equity-related other changes (Note 14)	0	0
Equity ending balance	(164,104)	(164,104)
Total
Total equity-related other changes (Note 14)	0	0
Retained earnings
Equity
Equity beginning balance	540,714	420,058
Proceeds from loans and borrowings (Note 16)	0	0
Proceeds from issue of other borrowings (Note 16)	0	0
Purchase treasury shares (Note 14)		0
Repayment of sale and leaseback liability (Note 16)	0	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of commercial paper (Note 16)	0	0
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	(24,212)	(352,041)
Total changes from financing cash flows, equity	(24,212)	(352,041)
Total equity-related other changes (Note 14)	(336,362)	472,697
Equity ending balance	180,140	540,714
Total
Total equity-related other changes (Note 14)	(336,362)	472,697
Loans and borrowings
Liabilities
Liabilities beginning balance	856,860	1,223,451
Proceeds from loans and borrowings (Note 16)	937,825	630,000
Proceeds from issue of other borrowings (Note 16)	0	0
Purchase treasury shares (Note 14)		0
Repayment of sale and leaseback agreement (Note 16)	0	0
Transaction costs related to loans and borrowings (Note 16)	(1,122)	(8,083)
Repayment of borrowings (Note 16)	(594,232)	(993,989)
Repayment of commercial paper (Note 16)	0	0
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	342,471	(372,072)
Amortization of transaction costs (Note 16)	5,817	5,481
Amortization of above par issuance (Note 16)	0	0
Amortization of below par issuance (Note 16)	0	0
New leases (Note 16)	0	0
Interest expense (Note 6)	0	0
Translation differences (Note 16)	0	0
Total liability-related other changes	5,817	5,481
Liabilities ending balance	1,205,148	856,860
Other Notes
Liabilities
Liabilities beginning balance	198,279	198,571
Proceeds from loans and borrowings (Note 16)	200,000	0
Proceeds from issue of other borrowings (Note 16)	0	0
Purchase treasury shares (Note 14)		0
Repayment of sale and leaseback agreement (Note 16)	0	0
Transaction costs related to loans and borrowings (Note 16)	(3,300)	0
Repayment of borrowings (Note 16)	(131,800)	(1,000)
Repayment of commercial paper (Note 16)	0	0
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	64,900	(1,000)
Amortization of transaction costs (Note 16)	887	787
Amortization of above par issuance (Note 16)	(174)	(175)
Amortization of below par issuance (Note 16)	28	96
New leases (Note 16)	0	0
Interest expense (Note 6)	0	0
Translation differences (Note 16)	0	0
Total liability-related other changes	741	708
Liabilities ending balance	263,920	198,279
Other borrowings
Liabilities
Liabilities beginning balance	151,353	247,213
Proceeds from loans and borrowings (Note 16)	0	0
Proceeds from issue of other borrowings (Note 16)	371,755	263,827
Purchase treasury shares (Note 14)		0
Repayment of sale and leaseback agreement (Note 16)	(22,667)	(22,853)
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of commercial paper (Note 16)	(303,426)	(359,295)
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	45,662	(118,321)
Amortization of transaction costs (Note 16)	0	0
Amortization of above par issuance (Note 16)	0	0
Amortization of below par issuance (Note 16)	0	0
New leases (Note 16)	0	0
Interest expense (Note 6)	10,024	11,127
Translation differences (Note 16)	(2,978)	11,334
Total liability-related other changes	7,046	22,461
Liabilities ending balance	204,061	151,353
Lease liabilities
Liabilities
Liabilities beginning balance	66,921	75,624
Proceeds from loans and borrowings (Note 16)	0	0
Proceeds from issue of other borrowings (Note 16)	0	0
Purchase treasury shares (Note 14)		0
Repayment of sale and leaseback agreement (Note 16)	0	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of commercial paper (Note 16)	0	0
Repayment of lease liabilities (Note 16)	(54,928)	(37,779)
Dividend paid	0	0
Total changes from financing cash flows, liabilities	(54,928)	(37,779)
Amortization of transaction costs (Note 16)	0	0
Amortization of above par issuance (Note 16)	0	0
Amortization of below par issuance (Note 16)	0	0
New leases (Note 16)	24,729	25,703
Interest expense (Note 6)	2,378	3,287
Translation differences (Note 16)	(49)	86
Total liability-related other changes	27,058	29,076
Liabilities ending balance	$ 39,051	$ 66,921